Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash and cash equivalents	$ 155,668	$ 148,928	$ 98,563
Restricted cash – current portion	6,592	6,912	147,292
Restricted cash – non-current portion	38,837	$ 40,031	38,043
Total cash, cash equivalents and restricted cash	$ 201,097		$ 283,898